Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

14. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group

Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	Affiliate of shareholder of the Group
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	Affiliate of shareholder of the Croup
Tianjin Gefeixin Equity Investment Partnership (Limited Partnership) and 9 other investee funds	Investees of Tianjin Gefei Asset Management Co., Ltd., a VIE of the Company
Chongqing Gefeilongmao Investment Center (Limited Partnership) and 3 other investee funds	Investees of Chongqing Gefei Longxin Equity Investment Management Co., Ltd, a VIE of the Company
Wuhu Gefeilanrui Investment Center (Limited Partnership) and 3 other investee funds	Investees of Shanghai Gefei Languang Investment Management Co., Ltd, a VIE of the Company
Shanghai Gefeihongyang Investment Center (Limited Partnership) and 20 other investee funds	Investees of Gefei Asset Management Co., Ltd., a VIE of the Company
Wuhu Gefeizhengqian Investment Center (Limited Partnership) and 9 other investee funds	Investees of Wuhu Gefei Asset Management Co., Ltd, a VIE of the Company
Gopher Fund I	Fund managed by Gopher Capital GP Ltd., a subsidiary of the Company
Kunshan Jingzhaojiuguang Investment Center (Limited Partnership) and 4 other investee funds	Investees of Kunshan Jingzhao Equity Investment Management Limited, an affiliate of the Company
Kunshan Jingzhao Equity Investment Management Limited	Investee of Tianjin Gefei Asset Management Co., Ltd, a VIE of the Company
Kunshan Vantone Zhengyuan Private Equity Fund Management Limited	Investee of Gefei Asset Management Co., Ltd, a VIE of the Company

During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	Years Ended December 31
	2010	2011	2012
	$	$	$
One-time commissions
Investee funds of Gefei Asset Management Co., Ltd.	—	—	3,866,439
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	—	1,226,227
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	—	—	1,024,790
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	—	819,199
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd .	—	—	748,914
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	1,698,949	594,592	645,699
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	—	—	411,614
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	1,987,969	215,657
Gopher Fund I	—	—	159,257
Sequoia Capital Investment Management (Tianjin) Co., Ltd	4,471,209	410,755	218,860
Financial products invested by the Group and affiliates	313,473	1,044,942	55,475
Recurring services fee
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	2,076,936	5,947,099	6,407,642
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	331,414	1,550,151	3,622,393
Investee funds of Gefei Asset Management Co., Ltd.	—	—	2,504,815
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	522,800	2,111,583
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	—	459,439
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd .	—	—	268,632
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	—	191,757
Gopher Fund I	—	—	14,002
Financial products invested by the Group and affiliates	176,688	665,769	1,010,330

Total	9,068,669	12,724,077	25,982,724

As of December 31, 2011 and 2012, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	2011	2012
	$	$
Investee funds of Gefei Asset Management Co., Ltd.	—	1,609,533
Investee funds of Wuhu Gefei Asset Management Co., Ltd.	—	1,546,260
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	1,556,873	634,910
Investee funds of Tianjin Gefei Asset Management Co., Ltd.	175,595	297,190
Investee funds of Shanghai Gefei Languang Investment Management Co., Ltd.	—	191,677
Gopher GP I	—	189,451
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	—	22,472
Investee funds of Chongqing Gefei Longxin Equity Investment Management Co., Ltd.	—	1,030
Others	1,937	—

Total	1,734,405	4,492,523